Financial Expense, Net - Schedule of Financial Income (Expense), Net (Detail) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial income:
Warrants	$ 62.9	$ 0.0	$ 0.0
Interest on cash and cash equivalents and financial investments	43.8	17.9	18.3
Interest on receivables	4.2	3.1	10.6
Residual value guarantee	0.0	52.0	3.7
Taxes over financial revenue	(2.1)	(2.2)	(3.9)
Phantom shares (LTI)	5.0	0.0	5.1
Derivative financial instruments	5.2	0.0	0.0
Others	2.9	4.0	(4.7)
Total financial income	121.9	74.8	29.1
Financial expenses:
Interest on loans and financing	(204.6)	(240.7)	(214.9)
IOF - (tax on financial transactions)	(2.1)	(0.9)	(9.1)
Interest on taxes, social charges and contributions	(6.8)	(3.2)	(4.9)
Financial restructuring costs	(12.1)	(2.4)	0.0
Phantom shares (LTI)	0.0	(17.7)	0.0
Derivative financial instruments	0.0	0.0	(16.8)
Others	(19.8)	(9.3)	(16.1)
Total financial expenses	(245.4)	(274.2)	(261.8)
Financial expenses, net	$ (123.5)	$ (199.4)	$ (232.7)